MINERAL PROPERTIES (Details Textual) (USD $)	9 Months Ended	12 Months Ended											9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended											9 Months Ended										1 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2014 oz mine millsite	Dec. 31, 2013 oz mine millsite	Dec. 31, 2012	Sep. 30, 2014 Third party	Dec. 31, 2013 Third party	Oct. 31, 2014 Third party Subsequent Event	Sep. 30, 2014 BLM	Dec. 31, 2013 BLM	Sep. 30, 2014 Relief Canyon Mine- Gold Acquisition column pond mine millsite claim cell	Dec. 31, 2013 Relief Canyon Mine- Gold Acquisition	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties	Apr. 05, 2012 Relief Canyon Mine- Newmont Leased Properties mine	Sep. 30, 2014 Relief Canyon Mine- Newmont Leased Properties 2006 Mineral Lease and Sublease oz acre	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties 2006 Mineral Lease and Sublease acre	Sep. 30, 2014 Relief Canyon Mine- Newmont Leased Properties 1994 Mining Lease acre	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties 1994 Mining Lease acre	Sep. 30, 2014 Relief Canyon Mine- Newmont Leased Properties 1999 Mining Lease acre	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties 1999 Mining Lease acre	Sep. 30, 2014 Relief Canyon Mine- Newmont Leased Properties Victoria Gold claim	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Victoria Gold mine	Apr. 05, 2012 Relief Canyon Mine- Newmont Leased Properties Victoria Gold claim	Apr. 05, 2012 Relief Canyon Mine- Newmont Leased Properties Victoria Gold mine	Apr. 05, 2012 Relief Canyon Mine- Newmont Leased Properties Victoria Gold item acre	Apr. 05, 2012 Relief Canyon Mine- Newmont Leased Properties Newmont USA Ltd claim acre	Sep. 30, 2014 Relief Canyon Mine- Newmont Leased Properties Maximum	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Maximum	Sep. 30, 2014 Relief Canyon Mine- Newmont Leased Properties Minimum	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Minimum	Sep. 30, 2014 Pershing Pass Property mine acre claim	Dec. 31, 2013 Pershing Pass Property mine acre	Sep. 30, 2013 Pershing Pass Property	Sep. 30, 2013 Pershing Pass Property Other Metal	Sep. 30, 2014 Pershing Pass Property Silver Scott Mines claim acre	Dec. 31, 2013 Pershing Pass Property Silver Scott Mines claim acre	Sep. 30, 2014 Pershing Pass Property Victoria Gold acre claim	Dec. 31, 2013 Pershing Pass Property Victoria Gold mine acre	Sep. 30, 2014 Pershing Pass Property Third party	Dec. 31, 2013 Pershing Pass Property Third party	Sep. 30, 2013 Pershing Pass Property Wolf Pack Gold (Nevada) Corp mine item acre	Dec. 31, 2013 Pershing Pass Property Wolf Pack Gold (Nevada) Corp acre	Sep. 30, 2014 Pershing Pass Property Maximum	Dec. 31, 2013 Pershing Pass Property Maximum	Dec. 31, 2013 Pershing Pass Property Minimum Starting September 2016 till September 2023	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2016 till September 2023	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2023 till September 2028	Dec. 31, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2023 till September 2028	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2028 till September 2033	Dec. 31, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2028 till September 2033	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp September 2033	Dec. 31, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp September 2033
Mineral properties
Unpatented lode mining claims owned		164							164											221	283	283	283	155					17				490	490	283	283		17
Unpatented millsites owned		120							120
Number of open pit mines									3
Number of cells included in heap leach pads									6
Number of solution ponds									2
Number of carbon columns included in adsorption desorption recovery process plant									4
Net smelter return royalty percentage									2.00%	2.00%	2.00%										2.00%	2.00%	2.00%		5.00%	5.00%	3.00%	3.00%									2.00%	2.00%
Unpatented mining claims owned												62																	700	700									19
Acres of Property																					13,300	13,300	13,300	2,800					12,000	12,000			9,700	9,700	5,660	5,660			400	400
Area of properties held under leases and subleases																					8,900	8,900	8,900						600	600
Unpatented mining claims owned on which royalty owed to Victoria Gold																			221		221	221	221
Unpatented mining claims owned that the Company located during mid 2012																																					17	17
Private lands leased (in acres)																													635	635
Royalty percentage on all metals produced other than gold																													2.00%	2.00%
Royalty percentage on gold if gold prices are less than $500 per ounce																													2.00%	2.00%
Gold price (per ounce)	500	500
Royalty percentage on gold if gold prices are over $1,500 per ounce																													3.50%	3.50%
Gold price (per ounce)	1,500	1,500
Royalty percentage on gold production that the entity can repurchase																																									3.00%	3.00%
Rate at which the entity can repurchase royalty percentage of gold																													$ 600,000	$ 600,000
Each royalty percentage that the company can repurchase at specified rate																													1.00%	1.00%
Royalty percentage on precious metals																														1.00%	1.00%	0.50%
Advance royalty required to pay per year																																											10,000	10,000	12,500	12,500	15,000	15,000	20,000	20,000
Purchase price for acquisition of unpatented mining claims																																							250,000
Acres of privately-owned fee minerals leased (in acres)																								4,900
Amount required to be spent in exploration expenses in 2013													1,000,000	1,000,000
Amount required to be spent in exploration expenses per year													500,000	500,000
Rental payment per acre per year													10	10
Increase in rental payments per year (as a percent)													5.00%	5.00%
Amount of annual rent payable if the Company elects not to or fails to incur minimum specific amount in exploration expenditures													0.1	500,000
Additional direct drilling expenditures required in 2017 in order to avoid the annual rental payment requirement													0.5	100,000
Minimum monthly average gold price for which 5% net smelter royalty would apply (per ounce)													400
Net smelter return royalty percentage on specified acres of leased properties (in acres)															2.50%	2.50%	3.50%	3.50%
Acres of leased property on which royalty percentage apply (in acres)															800	800	495	495
Statewide bond							5,400,000	5,000,000
Excess amount of the current coverage requirement to reclaim land disturbed in exploration and mining operations							235,000	300,000
Amount of the bonds written				5,000,000	5,000,000	5,400,000
Restricted cash required to be maintained as a percentage of the value of the bonds				45.00%	45.00%
Restricted cash	$ 2,250,000	$ 2,250,000	$ 0
Primary term of the lease																													10 years										10 years